INVENTORY	6 Months Ended
Jun. 30, 2024
Inventory Disclosure [Abstract]
INVENTORY	INVENTORY
Inventory consisted of the following at June 30, 2024 and December 31, 2023, respectively:

	June 30, 2024	December 31, 2023
	(Unaudited)
Raw materials and work in progress	$1,488	$380
Finished goods	560	83
Total inventory	$2,048	$463

During the six months ended June 30, 2024 and 2023, the Company recorded inventory write-downs of $750 and zero, respectively, to reduce inventories to their net realizable values and for any excess or obsolete inventories.